PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Russell™ Large Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 13.1%
443,777
(1)
Alphabet, Inc. - Class A
$ 66,979,263
3.9
374,833
(1)
Alphabet, Inc. - Class
C
57,072,073
3.3
7,518
(1)
Charter
Communications, Inc.
- Class A
2,184,956
0.1
165,180  Meta Platforms, Inc.
- Class A
80,208,104
4.7
31,879
(1)
Netflix, Inc.
19,361,073
1.1
225,805,469
13.1
Consumer Discretionary : 15.5%
30,917
(1)
Airbnb, Inc. - Class A
5,100,068
0.3
672,812
(1)
Amazon.com, Inc.
121,361,829
7.0
1,076
(1)
AutoZone, Inc.
3,391,175
0.2
2,605
Booking Holdings, Inc.
9,450,627
0.5
2,051
(1)
Chipotle Mexican Grill,
Inc.
5,961,785
0.3
16,352
Dollar General Corp.
2,551,893
0.1
74,688
Home Depot, Inc.
28,650,317
1.7
25,642  Las Vegas Sands
Corp.
1,325,691
0.1
31,612
Lowe's Cos., Inc.
8,052,525
0.5
8,306
(1)
Lululemon Athletica,
Inc.
3,244,739
0.2
17,912  Marriott International,
Inc. - Class A
4,519,377
0.3
22,493
McDonald's Corp.
6,341,901
0.4
46,759
NIKE, Inc. - Class B
4,394,411
0.3
3,742
(1)
O'Reilly Automotive,
Inc.
4,224,269
0.2
82,997
Starbucks Corp.
7,585,096
0.4
34,345
Target Corp.
6,086,278
0.4
206,047
(1)
Tesla, Inc.
36,221,002
2.1
85,123
TJX Cos., Inc.
8,633,175
0.5
267,096,158
15.5
Consumer Staples : 3.7%
144,260
Coca-Cola Co.
8,825,827
0.5
1,199  Constellation Brands,
Inc. - Class A
325,840
0.0
33,085  Costco Wholesale
Corp.
24,239,064
1.4
5,406  Estee Lauder Cos.,
Inc. - Class A
833,335
0.0
8,302
Hershey Co.
1,614,739
0.1
43,904
Kenvue, Inc.
942,180
0.1
23,666
Kimberly-Clark Corp.
3,061,197
0.2
55,541
(1)
Monster Beverage
Corp.
3,292,470
0.2
71,089
PepsiCo, Inc.
12,441,286
0.7
33,052
Procter & Gamble Co.
5,362,687
0.3
37,172
Sysco Corp.
3,017,623
0.2
63,956,248
3.7
Financials : 1.8%
14,208
American Express Co.
3,235,020
0.2
53,210
Blackstone, Inc.
6,990,198
0.4
12,232
(1)
Fiserv, Inc.
1,954,918
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
29,605  Marsh & McLennan
Cos., Inc.
$ 6,098,038
0.4
10,805
Moody's Corp.
4,246,689
0.2
32,687
Progressive Corp.
6,760,325
0.4
1,963
S&P Global, Inc.
835,158
0.1
30,120,346
1.8
Health Care : 9.4%
8,144
Abbott Laboratories
925,647
0.1
131,781
AbbVie, Inc.
23,997,320
1.4
27,126
Amgen, Inc.
7,712,465
0.4
1,589
Cigna Group
577,109
0.0
44,951
(1)
Edwards Lifesciences
Corp.
4,295,518
0.3
2,354
Elevance Health, Inc.
1,220,643
0.1
63,198
Eli Lilly & Co.
49,165,516
2.8
2,365  GE HealthCare
Technologies, Inc.
215,002
0.0
3,074
HCA Healthcare, Inc.
1,025,271
0.1
3,960
Humana, Inc.
1,373,011
0.1
26,080
(1)
Intuitive Surgical, Inc.
10,408,267
0.6
3,787
McKesson Corp.
2,033,051
0.1
34,902
Merck & Co., Inc.
4,605,319
0.3
520
(1)
Regeneron
Pharmaceuticals, Inc.
500,495
0.0
6,738
Stryker Corp.
2,411,328
0.1
17,747  Thermo Fisher
Scientific, Inc.
10,314,734
0.6
58,379  UnitedHealth Group,
Inc.
28,880,091
1.7
17,602
(1)
Vertex
Pharmaceuticals, Inc.
7,357,812
0.4
34,563
Zoetis, Inc.
5,848,405
0.3
162,867,004
9.4
Industrials : 3.7%
26,498  Automatic Data
Processing, Inc.
6,617,611
0.4
5,743
(1)
Boeing Co.
1,108,342
0.1
28,577
Caterpillar, Inc.
10,471,470
0.6
16,354
CSX Corp.
606,243
0.0
17,991
Deere & Co.
7,389,623
0.4
6,414  Honeywell
International, Inc.
1,316,474
0.1
18,217
Illinois Tool Works, Inc.
4,888,168
0.3
16,112
Lockheed Martin Corp.
7,328,865
0.4
602  Northrop Grumman
Corp.
288,153
0.0
146,956
(1)
Uber Technologies,
Inc.
11,314,142
0.7
19,482
Union Pacific Corp.
4,791,208
0.3
14,980  United Parcel Service,
Inc. - Class B
2,226,477
0.1
27,299  Waste Management,
Inc.
5,818,782
0.3
64,165,558
3.7
Information Technology : 50.7%
47,185  Accenture PLC - Class
A
16,354,793
1.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
33,717
(1)
Adobe, Inc.
$ 17,013,598
1.0
68,109
(1)
Advanced Micro
Devices, Inc.
12,292,993
0.7
1,089,110
Apple, Inc.
186,760,583
10.8
52,725
Applied Materials, Inc.
10,873,477
0.6
18,719
(1)
Arista Networks, Inc.
5,428,136
0.3
11,570
(1)
Atlassian Corp. - Class
A
2,257,423
0.1
16,042
(1)
Autodesk, Inc.
4,177,658
0.2
32,195
Broadcom, Inc.
42,671,575
2.5
20,183
(1)
Cadence Design
Systems, Inc.
6,282,564
0.4
48,017
(1)
Fortinet, Inc.
3,280,041
0.2
20,400
Intuit, Inc.
13,260,000
0.8
10,097
KLA Corp.
7,053,461
0.4
9,307
Lam Research Corp.
9,042,402
0.5
62,004  Mastercard, Inc.
- Class A
29,859,266
1.7
555,779
Microsoft Corp.
233,827,341
13.6
11,347  Motorola Solutions,
Inc.
4,027,958
0.2
177,445
NVIDIA Corp.
160,332,204
9.3
47,352
Oracle Corp.
5,947,885
0.4
22,794
(1)
Palo Alto Networks,
Inc.
6,476,459
0.4
72,936
(1)
PayPal Holdings, Inc.
4,885,983
0.3
72,647
Qualcomm, Inc.
12,299,137
0.7
52,695
Salesforce, Inc.
15,870,680
0.9
15,204
(1)
ServiceNow, Inc.
11,591,530
0.7
23,469
(1)
Snowflake, Inc. - Class
A
3,792,590
0.2
11,342
(1)
Synopsys, Inc.
6,481,953
0.4
27,657
Texas Instruments, Inc.
4,818,126
0.3
119,122
Visa, Inc. - Class A
33,244,568
1.9
14,984
(1)
Workday, Inc. - Class A
4,086,886
0.2
874,291,270
50.7
Materials : 0.6%
14,429
Ecolab, Inc.
3,331,656
0.2
3,402
Linde PLC US
1,579,616
0.1
14,793
Sherwin-Williams Co.
5,138,053
0.3
6,363
(2)
Southern Copper Corp.
677,787
0.0
10,727,112
0.6
Real Estate : 0.7%
34,764
American Tower Corp.
6,869,019
0.4
3,416
Crown Castle, Inc.
361,515
0.0
3,499
Equinix, Inc.
2,887,829
0.2
6,795
Public Storage
1,970,958
0.1
12,089,321
0.7
Total Common Stock
(Cost $424,588,779)
1,711,118,486
99.2
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.7%
59,709  iShares Russell Top
200 Growth ETF
$ 11,649,226
0.7
Total Exchange-Traded
Funds
(Cost $11,308,476)
11,649,226
0.7
Total Long-Term
Investments
(Cost $435,897,255)
1,722,767,712
99.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Repurchase Agreements : 0.0%
670,229
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $670,620,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market
Value plus accrued
interest $683,634, due
04/04/24-03/01/54)
670,229
0.0
Total Repurchase
Agreements
(Cost $670,229)
670,229
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
3,525,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $3,525,000) $ 3,525,000 0.2
Total Short-Term
Investments
(Cost $4,195,229)
4,195,229
0.2
Total Investments in
Securities
(Cost $440,092,484) $ 1,726,962,941 100.1
Liabilities in Excess
of Other Assets (1,119,715) (0.1)
Net Assets $ 1,725,843,226 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Growth Index Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 1,711,118,486 $ — $ — $ 1,711,118,486
Exchange-Traded Funds 11,649,226 — — 11,649,226
Short-Term Investments 3,525,000 670,229 — 4,195,229
Total Investments, at fair value $ 1,726,292,712 $ 670,229 $ — $ 1,726,962,941
Other Financial Instruments+
Futures 99,587 — — 99,587
Total Assets $ 1,726,392,299 $ 670,229 $ — $ 1,727,062,528
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 17 06/21/24 $ 4,512,225 $ 99,587
$ 4,512,225 $ 99,587
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,289,987,052
Gross Unrealized Depreciation (3,116,595)
Net Unrealized Appreciation $ 1,286,870,457